Significant Accounting Policies and Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Significant Accounting Policies and Recent Accounting Pronouncements
2.	Significant Accounting Policies and Recent Accounting Pronouncements:

A discussion of the Company’s significant accounting policies can be found in the consolidated financial statements for the year ended December 31, 2025, included in the Company’s 2025 Annual Report. During the six-month period ended June 30, 2026, except for the new significant accounting policies and the recent accounting pronouncements described below, there were no other significant changes to the Company’s significant accounting policies or recent accounting pronouncements that the Company expects to have a potential impact on its consolidated financial statements.

New significant accounting policies adopted during the six months ended June 30, 2026

Deferred Finance Fees

Costs associated with the revolving credit facility, including but not limited to, fees paid to lenders, fees required to be paid to third parties on the lender’s behalf in connection with a debt financing or refinancing, or any unamortized portion thereof, are presented by the Company as “Deferred finance fees” in the accompanying unaudited condensed consolidated balance sheet in accordance with ASC 835-30-45-1A. Such fees are amortized on a straight-line basis over the contractual term of the revolving credit facility, regardless of whether there are any outstanding borrowings under the facility.

Recent Accounting Pronouncements:
In April 2026, the FASB issued ASU 2026-01,Equity (Topic 505): Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock.The amendments in this update require entities to initially measure paid-in-kind (“PIK”) dividends on equity-classified preferred stock using the PIK dividend rate stated in the preferred stock agreement, rather than at fair value. The ASU is effective for annual periods beginning after December 15, 2026, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its consolidated financial statements.

In May 2026, the FASB issued Accounting Standards Update No. 2026-02,Environmental Credits and Environmental Credit Obligations (Topic 818), which establishes guidance for the recognition, measurement, presentation and disclosure of environmental credits and related environmental credit obligations. The amendments are effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual reporting periods, with early adoption permitted, and are required to be applied retrospectively. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and related disclosures.